Investment Objectives and Goals - Towle Value ETF	Jul. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TOWLE VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Towle Value ETF (the “Fund”) seeks to achieve long-term capital appreciation.